Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Taxes
Income before income taxes

($ in millions)

For the year ended December 31:	2012	2011	2010
Income before income taxes
U.S. operations	$9,668	$9,716	$9,140
Non-U.S. operations	12,234	11,287	10,583
Total income before income taxes	$21,902	$21,003	$19,723

Provision for income taxes by geographic operations	($ in millions)
For the year ended December 31:	2012	2011	2010
U.S. operations	$2,582	$2,141	$2,000
Non-U.S. operations	2,716	3,007	2,890
Total provision for income taxes	$5,298	$5,148	$4,890

Components of the provision for income taxes by taxing jurisdiction

($ in millions)

For the year ended December 31:	2012	2011	2010
U.S. federal
Current	$1,361	$268	$190
Deferred	403	909	1,015
	1,764	1,177	1,205
U.S. state and local
Current	134	429	279
Deferred	289	81	210
	423	510	489
Non-U.S.
Current	3,006	3,239	3,127
Deferred	105	222	69
	3,111	3,461	3,196
Total provision for income taxes	5,298	5,148	4,890
Provision for social security, real estate, personal property and other taxes	4,331	4,289	4,018
Total taxes included in net income	$9,629	$9,437	$8,908

Income tax reconciliation
For the year ended December 31:	2012	2011	2010
Statutory rate	35%	35%	35%
Foreign tax differential	(11)	(10)	(10)
State and local	1	2	2
Other	(1)	(2)	(2)
Effective rate	24%	25%	25%

Components of deferred tax assets (liabilities)

($ in millions)

At December 31:	2012	2011*
Retirement benefits	$5,870	$5,169
Share-based and other compensation	1,666	1,598
Deferred income	1,018	834
Domestic tax loss/credit carryforwards	954	914
Foreign tax loss/credit carryforwards	681	752
Bad debt, inventory and warranty reserves	586	608
Depreciation	456	474
Other	1,384	1,479
Gross deferred tax assets	12,615	11,828
Less: valuation allowance	1,187	912
Net deferred tax assets	$11,428	$10,916

* Reclassed to conform with 2012 presentation.

Deferred Tax Liabilities

($ in millions)

At December 31:	2012	2011
Leases	$2,216	$2,149
Depreciation	1,378	1,421
Goodwill and intangible assets	957	796
Software development costs	542	466
Retirement benefits	257	551
Other	1,158	1,121
Gross deferred tax liabilities	$6,508	$6,504

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)

	2012	2011	2010
Balance at January 1	$5,575	$5,293	$4,790
Additions based on tax positions related to the current year	401	672	1,054
Additions for tax positions of prior years	215	379	1,768
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(425)	(538)	(1,659)
Settlements	(94)	(231)	(660)
Balance at December 31	$5,672	$5,575	$5,293